Merchandise Held For Disposition (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure Abstract
Schedule Of Inventory Current Table Tex tBlock
	As of September 30,						As of December 31,
	2013			2012			2012
	Total	Allowance	Net	Total	Allowance	Net	Total	Allowance	Net
Domestic	$187,718	$(840)	$186,878	$160,775	$(700)	$160,075	$162,495	$(840)	$161,655
Foreign	6,345	(108)	6,237	11,221	(11)	11,210	5,765	(11)	5,754
Total	$194,063	$(948)	$193,115	$171,996	$(711)	$171,285	$168,260	$(851)	$167,409

	As of December 31,
	2012			2011
	Total	Allowance	Net	Total	Allowance	Net
Domestic	$162,495	$(840)	$161,655	$151,974	$(700)	$151,274
Foreign	5,765	(11)	5,754	10,610	-	10,610
Total	$168,260	$(851)	$167,409	$162,584	$(700)	$161,884